Shareholder Report, Line Graph (Details) 193799_Innovator Emerging Markets Power Buffer ETF - July_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 28, 2019	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator Emerging Markets Power Buffer ETF - July NAV
Accumulated Value	$ 10,028	$ 8,797	$ 8,449	$ 10,262	$ 10,192	$ 9,989	$ 10,000	$ 11,634
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	12,100	9,656	8,715	12,635	10,803	9,979	10,000	$ 15,478
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EM (EMERGING MARKETS) Price (USD)
Accumulated Value	$ 10,613	$ 8,676	$ 8,041	$ 11,990	$ 10,461	$ 9,878	$ 10,000	$ 13,287